Mergers and Acquisitions - Summary of Fair Value of Net Assets Acquired (Detail) R$ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 06, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 06, 2016 MXN ($)	Dec. 06, 2016 BRL (R$)
Disclosure of Detailed Information About Business Combination [Line Items]
Total assets	$ 285,677	$ 263,787	$ 13,436		$ 279,256
Total liabilities	144,967	132,037	$ 6,726		$ 150,023
Goodwill	(118,130)	(111,347)
Total consideration transferred		5,692
Vonpar [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Total current assets, including cash acquired						$ 4,390
Total non-current assets						11,344
Distribution rights						14,793
Total assets						30,527
Total liabilities						11,708
Net assets acquired						(18,819)
Goodwill				$ (1,667)		2,173
Total consideration transferred						20,992	R$ 3,508
Amount to be paid through Promissory Notes						(6,992)
Cash acquired						(1,287)
Amount recognized as embedded financial instrument						485
Net cash paid						$ 13,198	R$ 1,730
Vonpar [member] | Non-current assets [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, fair value adjustments	490
Vonpar [member] | Broadcasting rights [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, fair value adjustments	5,192
Vonpar [member] | Goodwill [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, fair value adjustments	$ (5,681)
Aggregated individually immaterial business combinations [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Total current assets, including cash acquired		1,846
Total non-current assets		3,795
Distribution rights		4,602
Total assets		10,243
Total liabilities		3,691
Net assets acquired		6,552
Total consideration transferred		6,552
Cash acquired		(860)
Net cash paid		$ 5,692